SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	Jul. 15, 2026 USD ($)
Subsequent Event [Line Items]
Proceeds from Convertible Debt	$ 3,195,000
Debt Instrument, Unamortized Discount	180,000
Amortization of Debt Issuance Costs	$ 15,000
Debt Instrument, Interest Rate During Period	7.00%
Proceeds from Loans	$ 3,000,000.0